SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - SGD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 5,018	$ 4,798
Less: allowance for expected credit losses accounts	(40)	(23)
Accounts receivable, net	$ 4,978	$ 4,775